Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ (4,141)	€ (4,308)	€ (8,471)	€ (8,605)
Research and development expenses [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	(2,066)	(2,595)	(4,220)	(4,863)
General and administrative expenses [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ (2,075)	€ (1,713)	€ (4,251)	€ (3,742)